Annual Total Returns- Victory RS Small Cap Equity Fund (ClassA ClassC ClassR ClassY) [BarChart] - ClassA ClassC ClassR ClassY - Victory RS Small Cap Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.39%)	14.78%	49.48%	10.00%	0.61%	1.19%	37.57%	(8.39%)	38.49%	37.99%